Goodwill - Additional Information (Detail) $ in Billions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Cost to sell expected to reach as percentage of entity value	2.00%
Goodwill [member] | Weighted average cost of capital, measurement input [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of reasonably possible increase in unobservable input,assets	1.00%
Goodwill [member] | Colombia [member] | Weighted average cost of capital, measurement input [member]
Disclosure of reconciliation of changes in goodwill [line items]
Change in fair value due to decrease in unobservable input, assets	$ 0.4
Percentage of reasonably possible decrease in unobservable input,assets	1.00%
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	6.00%
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill to total assets	53.00%